Document and Entity Information	0 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 31, 2013
Registrant Name	PAX WORLD FUNDS SERIES TRUST I
Central Index Key	0000076721
Amendment Flag	false
Document Creation Date	Jul 31, 2013
Document Effective Date	Jul 31, 2013
Prospectus Date	May 1, 2013
Pax World Global Environmental Markets Fund | Individual Investor Class
Risk/Return:
Trading Symbol	PGRNX
Pax World Global Environmental Markets Fund | Institutional Class
Risk/Return:
Trading Symbol	PGINX
Pax World Global Environmental Markets Fund | R Class
Risk/Return:
Trading Symbol	PGRGX
Pax World Global Environmental Markets Fund | Class A
Risk/Return:
Trading Symbol	PXEAX

Pax World Global Environmental Markets Fund
Pax World Global Environmental Markets Fund
PAX WORLD FUNDS SERIES TRUST I PAX WORLD GLOBAL ENVIRONMENTAL MARKETS FUND Supplement Dated August 1, 2013 to the Prospectus Dated May 1, 2013

Effective August 1, 2013, the Prospectus is amended, as follows:

1)             The following sentence is added to the fourth full paragraph on page 49, in the subsection of the Prospectus titled “Principal Investment Strategies” in the section captioned “Pax World Global Environmental Markets Fund:”

In addition, the Fund strives to be fossil fuel-free (avoiding investing in companies that the Adviser determines are significantly involved in the extraction and/or refining of fossil fuels) and carbon neutral (through carbon offsets acquired by the Adviser and other measures), as determined by an independent evaluator.

The next paragraph, which begins on page 49 and carries over to page 50, is deleted in its entirety and replaced with the following:

The Global Environmental Markets Fund avoids investing in companies that the Adviser determines are significantly involved in the extraction and/or refining of fossil fuels (coal, oil and gas), in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Label	Element	Value
Pax World Global Environmental Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000076721_SupplementTextBlock	PAX WORLD FUNDS SERIES TRUST I PAX WORLD GLOBAL ENVIRONMENTAL MARKETS FUND Supplement Dated August 1, 2013 to the Prospectus Dated May 1, 2013
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Global Environmental Markets Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective August 1, 2013, the Prospectus is amended, as follows:

1)             The following sentence is added to the fourth full paragraph on page 49, in the subsection of the Prospectus titled “Principal Investment Strategies” in the section captioned “Pax World Global Environmental Markets Fund:”

In addition, the Fund strives to be fossil fuel-free (avoiding investing in companies that the Adviser determines are significantly involved in the extraction and/or refining of fossil fuels) and carbon neutral (through carbon offsets acquired by the Adviser and other measures), as determined by an independent evaluator.

The next paragraph, which begins on page 49 and carries over to page 50, is deleted in its entirety and replaced with the following:

The Global Environmental Markets Fund avoids investing in companies that the Adviser determines are significantly involved in the extraction and/or refining of fossil fuels (coal, oil and gas), in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013